INVESTMENT SECURITIES - Schedule of Investment Securities (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Investments, Debt and Equity Securities [Abstract]
Cost	$ 90,000
Unrealized losses	(126)
Fair value	$ 89,874